FINANCE ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest income on bank deposits	$ 2,111	$ 843
Finance income	2,111	843
Unwinding of discount on convertible debentures (note 22)	3,349	4,189
Interest paid on convertible debentures	4,816	6,017
Interest on finance leases and other loans	1,427	603
Finance fees and bank charges	1,611	442
Unwinding of discount on rehabilitation provision (note 23)	1,003	377
Finance expense	$ 12,206	$ 11,628